Assets Held For Sale and Other Current Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Asset held for sale and discontinued operations [line items]
Cash	$ 547	$ 258
CEMEX Colombia S.A [member]
Asset held for sale and discontinued operations [line items]
Cash		$ 12